Tax - Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation between tax rate and tax rate before exceptional items and System Fund [abstract]
Group income statement	$ 485	$ 656	$ 632
Exceptional items and tax (note 6)	104	(4)	29
System Fund revenue	(1,233)	(1,242)	(1,199)
System Fund expenses	1,379	1,276	1,164
Other	0
Profit loss before exceptional items and System Fund	735	686	626
Group income statement	133	115	173
Exceptional items and tax (note 6)	27	88	12
System Fund revenue	0
System Fund expenses	0
Other	0	(3)	(1)
Income tax expense before exceptional items and System Fund	$ 160	$ 200	$ 184
Group income statement	27.40%	17.50%	27.40%
Average effective tax rate before exceptional items and System Fund	21.80%	29.10%	29.40%